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October 28, 2011

VIA EDGAR

Bo Howell U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
Form N-14 Filing–First Eagle High Yield Fund

Dear Mr. Howell:

          On behalf of First Eagle Funds, we herewith transmit the enclosed N-14 filing pursuant to Rule 488 under the Securities Act of 1933. This filing is being made for the purpose of submitting the Proxy Statement/Prospectus on Form N-14 for First Eagle High Yield Fund, a new portfolio of the Trust.

          If you have any questions concerning this filing, please call me at (212) 848-4763 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Robert A. Zecher
Robert A. Zecher

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